Per Share Data (Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS)) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net Income attributable to ORIX Corporation shareholders	¥ 273,239	¥ 260,169	¥ 234,651
Weighted-average shares	1,308,105	1,309,136	1,309,144
Effect of dilutive securities
Exercise of stock options	1,277	1,377	1,865
Weighted-average shares for diluted EPS computation	1,309,382	1,310,513	1,311,009
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥ 208.88	¥ 198.73	¥ 179.24
Diluted	¥ 208.68	¥ 198.52	¥ 178.99